Schedule I - Condensed Statements of Cash Flows (Parent Company) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (48,417)	$ (28,162)	$ (136,392)	$ (363,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	42,713	1,977	7,078	3,301
Paid in kind interest	0	5,001	28,334	11,633
Change in fair value of warrants	(85,543)	2,173	80,110	2,836
Change in derivative liabilities	0	(14,232)	(93,751)	138,561
Amortization of warrants	38	64	218	73
Amortization of debt issuance costs	6	34	34	506
Changes in operating assets and liabilities:
Other assets	(12,931)	(591)	(5,470)	(274)
Accounts payable and accrued expenses	(4,502)	(4,820)	10,845	6,298
Accrued salaries and benefits	6,874	271	186	(2,235)
Net cash used in operating activities	(92,869)	(37,176)	(118,498)	(159,875)
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(257,476)	82,510	137,404	(181,908)
Cash flows from financing activities:
Proceeds from issuance of convertible securities			20,000	343,410
Deferred financing costs			(98)	(363)
Payment of notes payable principal	(5,020)	(4,496)	(18,752)	(9,670)
Issuance of common stock, net of early exercise liability	1,282	155	1,748	601
Buyback and subsequent cancellation of common stock			(957)	0
Net cash provided by (used in) financing activities	662,504	(438)	5,844	333,978
Net increase in cash and cash equivalents	312,159	44,896	24,750	(7,805)
Cash and cash equivalents, beginning of period	92,348	67,598	67,598	75,403
Cash and cash equivalents, end of period	404,507	112,494	92,348	67,598
Parent Company [Member]
Cash flows from operating activities:
Net loss			(136,392)	(363,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of notes discount			21,084	15,807
Stock-based compensation expense			7,078	3,301
Paid in kind interest			28,334	11,633
Change in fair value of warrants			80,110	2,836
Change in derivative liabilities			(93,751)	138,561
Amortization of warrants			218	73
Amortization of debt issuance costs			34	506
Changes in operating assets and liabilities:
Other assets			214	(391)
Accounts payable and accrued expenses			7,669	5,728
Accrued salaries and benefits			229	(169)
Intercompany interest receivable			(1,208)	(1,200)
Intercompany payable			23,158	(23,921)
Net cash used in operating activities			(63,223)	(210,973)
Cash flows from investing activities:
Investments in consolidated subsidiaries			82,047	(154,469)
Net cash (used in) provided by investing activities			82,047	(154,469)
Cash flows from financing activities:
Proceeds from issuance of convertible securities			0	343,410
Deferred financing costs			0	(363)
Payment of notes payable principal			(18,752)	(9,670)
Issuance of common stock, net of early exercise liability			1,748	601
Buyback and subsequent cancellation of common stock			(957)	0
Net cash provided by (used in) financing activities			(17,961)	333,978
Net increase in cash and cash equivalents			863	(31,464)
Cash and cash equivalents, beginning of period	$ 5,432	$ 4,569	4,569	36,033
Cash and cash equivalents, end of period			$ 5,432	$ 4,569